Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0262 F: +1 202.637.3593 owenpinkerton@ eversheds-sutherland.com

July 8, 2022

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Flat Rock Core Plus Fund; File Nos. 333-264791 and 811-23798

Dear Sir/Madam:

On behalf of Flat Rock Core Plus Fund (the "Fund"), we hereby electronically file Pre-Effective Amendment No. 1 to the Fund’s Registration Statement under the Securities Act of 1933 (Amendment No. 1 under the Investment Company Act of 1940) on Form N-2. The purpose of the filing is to provide revised disclosure in response to staff comments, and other updating information for the Fund.

If you have any questions, please contact Owen Pinkerton at (202) 383-0262.

Very truly yours,

/s/ Owen J. Pinkerton
Owen J. Pinkerton

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